Certnys

[redacted]

14007830

1-36723

Silvio Conte (Joe)
Director
Corporate Actions Group

NYSE EURONEXT

Received SEC

NOV - 6 2014

Washington, DC 20549

November 6, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the American Depositary Shares evidenced by American Depositary Receipts, each American Depositary Share representing ordinary shares of AMEC plc (application for the Ordinary shares, nominal value £0.50 per share is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission), of AMEC plc (Name to be changed to Amec Foster Wheeler plc) under the Exchange Act of 1934.

Sincerely,

Silvio Conte

sconte@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5024
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